Deferred revenue and income (Tables)	12 Months Ended
Jan. 31, 2019
Accruals and deferred income [abstract]
Detailed disclosure about deferred income

	January 31, 2019	January 31, 2018
		(Adjusted*)
	£000	£000
Due within one year
Deferred revenue	499	11,478
Deferred other operating income	2,875	2,356
	3,374	13,834
Due more than one year
Deferred revenue	831	27,270
	831	27,270

Total deferred revenue	1,330	38,748
Total deferred other operating income	2,875	2,356

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’